Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Abstract]
Office equipment, fixtures and furniture	$ 8,808	$ 8,806
Mining equipment	63,672	63,672
Motor vehicle	213	208
Less: Accumulated depreciation	(37,859)	(37,507)
Less: Impairment	(33,589)	(33,589)
Total	$ 1,245	$ 1,590